Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Notes to Financial Statements
Net Loss	$ 351,342	$ 54,566	$ 431,923	$ 233,008